Borrowings - Summary of Short Term Borrowings (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: financial liabilities for hedging - current	$ (12,204,620)	$ (397,157)	$ (6,716,965)
Short-term borrowings	34,526,510	1,123,544	34,319,464
Short Term Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Secured bank loans, annual interest rates were 0.90%-1.87% and 2.73%-3.63% as of December 31, 2021 and 2022, respectively	772,896	25,151	203,127
Unsecured bank loans, annual interest rates were 0.40%-3.75% and 1.42%-6.50% as of December 31, 2021 and 2022, respectively	45,958,234	1,495,550	40,833,302
Borrowings	46,731,130	1,520,701	41,036,429
Less: financial liabilities for hedging - current	12,204,620	397,157	6,716,965
Short-term borrowings	$ 34,526,510	$ 1,123,544	$ 34,319,464